FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of estimated fair value of assets and liabilities measured on recurring basis

DECEMBER 31 (MILLIONS)	2012
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$2.2	$2.2	$—	$—
Foreign currency forward contracts	6.5	—	6.5	—

Liabilities:
Foreign currency forward contracts	9.9	—	9.9	—
Contingent consideration obligations	23.2	—	—	23.2

DECEMBER 31 (MILLIONS)	2011
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$0.9	$0.9	$—	$—
Foreign currency forward contracts	10.4	—	10.4	—

Liabilities:
Foreign currency forward contracts	3.3	—	3.3	—
Contingent consideration obligations	25.1	—	—	25.1

Schedule of changes in fair value of contingent consideration

MILLIONS	2012	2011
Balance at beginning of year	$25.1	$2.4
Liabilities recognized at acquistion date	2.6	5.0
Losses (gains) recognized in earnings	(1.9)	0.8
Settlements	(2.5)	—
Assumed through Nalco merger	—	16.9
Foreign currency translation	(0.1)	—
Balance at end of year	$23.2	$25.1

Carrying amount and estimated fair value of long-term debt
DECEMBER 31 (MILLIONS)	2012		2011
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$5,903.7	$6,488.8	$6,619.8	$6,885.3